Accounting Policies, by Policy (Policies)	6 Months Ended
Jun. 30, 2025
Significant Accounting Policies [Abstract]
Unaudited interim consolidated financial statements
a.	Unaudited interim consolidated financial statements:

The accompanying unaudited interim consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) for interim financial information. In the opinion of management, the unaudited interim consolidated financial statements include all adjustments necessary for a fair presentation.

The balance sheet as of December 31, 2024 has been derived from the audited consolidated financial statements of the Company at that date but does not include all information and footnotes required by U.S. GAAP for complete financial statements.

The accompanying unaudited interim consolidated financial statements should be read in conjunction with the audited consolidated financial statements and accompanying notes for the year ended December 31, 2024.

The significant accounting policies disclosed in the Company’s audited 2024 consolidated financial statements and notes thereto have been applied consistently to these unaudited interim consolidated financial statements. Results for the six-month period ended June 30, 2025 are not necessarily indicative of results that may be expected for the year ending December 31, 2025.

Use of estimates for the preparation of financial statements
b.	Use of estimates for the preparation of financial statements:

The preparation of the unaudited interim consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. On an ongoing basis, the Company’s management evaluates estimates, including those related to fair values of warrants, fair values of share-based awards, deferred taxes, and contingent liabilities. Such estimates are based on historical experience and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities.

Ordinary share warrants classification and measurement
c.	Ordinary share warrants classification and measurement:

The Company accounts for warrants as either equity-classified or liability-classified instruments based on an assessment of the warrant’s specific terms and applicable authoritative guidance. The assessment considers whether the warrants are freestanding financial instruments, meet the definition of a liability under ASC 480, are indexed to the Company’s own shares and whether the warrants are eligible for equity classification under ASC 815-40. This assessment is conducted at the time of warrant issuance and as of each subsequent reporting period end date while the warrants are outstanding.

Warrants that meet all the criteria for equity classification, are required to be recorded as a component of additional paid-in capital. Warrants that do not meet all the criteria for equity classification, are required to be recorded as liabilities at their initial fair value on the date of issuance and remeasured to fair value through earnings at each balance sheet date thereafter.

The Company has classified the Public and Private Warrants assumed during the merger (see also note 5) as a liability pursuant to ASC 815-40 since the warrants do not meet the equity classification conditions. Accordingly, the Company measured the warrants at their fair value. The warrants liability is subject to re-measurement at each balance sheet date until exercised, and any change in fair value is recognized in our statement of comprehensive loss.

As of December 31, 2024 and June 30, 2025, the Company has 13,605,561 and 2,142,000 Public and Private Warrants, respectively, which are classified as a liability.

Fair value of financial instruments
d.	Fair value of financial instruments

Fair value is defined as the exchange price that would be received from the sale of an asset or paid to transfer a liability in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The Company measures financial assets and liabilities at fair value at each reporting period using a fair value hierarchy which requires the Company to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

A financial instrument’s classification within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. Three levels of inputs may be used to measure fair value:

Level 1 — quoted prices in active markets for identical assets or liabilities.

Level 2 — inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3 — unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

Financial instruments consist among others of cash equivalents, short-term deposits, restricted deposits, prepaid expenses and other receivables, long term prepaid expenses, trade payables, and other accounts payable and accrued expenses. The estimated fair values of these financial instruments approximate their carrying value as presented, due to their short-term maturities. The Company considers public warrant liabilities to be Level 1 and private warrants are measured at fair value using Level 3 inputs.

Recently issued accounting pronouncements not yet adopted
e.	Recently issued accounting pronouncements not yet adopted:

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. For the Company, ASU 2023-09 is effective for fiscal years beginning after December 15, 2025, with early adoption permitted. The Company is currently evaluating the impact of adopting ASU 2023-09.

In November 2024, the FASB issued ASU 2024-03, Income Statement-Reporting Comprehensive Income-Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses, requiring public entities to disclose additional information about specific expense categories in the notes to the financial statements on an interim and annual basis. ASU 2024-03 is effective for fiscal years beginning after December 15, 2026, and for interim periods beginning after December 15, 2027, with early adoption permitted. The Company is currently evaluating the impact of adopting ASU 2024-03.